CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities
Net loss	$ (4,061,186)	$ (4,044,466)	$ (7,130,059)	$ (6,026,641)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	38,004	38,444	51,301	15,269
Bad debt expense			2,739	13,865
Amortization of debt discounts	349,548	19,957		254,852
Amortization of beneficial conversion feature related to convertible notes			193,044
Amortization of original issue discounts related to convertible notes			6,924
Amortization of prepaid expense				46,303
Common stock issued as settlement		300,000	300,000
Amortization of stock based prepaid consulting		42,500	42,500	213,937
Vesting of restricted stock units	90,000
Stock option employee compensation expense	1,234,945	1,002,060	1,371,519	921,639
Stock options issued for non-employee services				(322,850)
Loss on extinguishment of debt	21,311			267,390
Cost of repricing warrants to induce exercise	70,491	17,753	17,753
Loss on disposal of assets	9,822
Loss on stock issued for interest	4,205
Common stock issued for services				168,500
Warrants issued to induce warrant exercise				62,414
Reversal of litigation accrual	(941,000)
Payment by insurance company of prior period accrued litigation expense	(200,000)
Changes in assets and liabilities:
Accounts receivable	5,831	69,069	45,925	(93,042)
Inventories	(123,213)	(154,137)	(152,684)	(195,160)
Prepaid expenses and other current assets	(44,290)	(28,944)	27,930
Deposits and other assets	11,255			27,198
Accounts payable	202,978	(127,758)	(36,490)	244,651
Related party payable
Accrued expenses	67,001	(83,989)	1,625,067	119,762
Net cash used in operating activities	(3,075,253)	(2,891,623)	(3,634,531)	(3,636,213)
Cash flows from Investing Activities
Proceeds from sale of asset	15,000
Purchases of equipment	(27,973)	(28,949)	(30,258)	(205,077)
Net cash (used in) investing activities	(12,973)	(28,949)	(30,258)	(205,077)
Cash flows from Financing Activities
Proceeds from sale of stock through private placements	1,258,000	566,700	1,181,700	3,272,766
Proceeds from sale of stock under stock purchase agreement	810,003			1,429,320
Proceeds from exercise of warrants	910,000	107,500	65,000	379,129
Proceeds from exercise of stock options		33,335	75,835	122,000
Payment on related party notes	(84,219)		105,000
Proceeds from convertible notes with third parties	175,000	105,000	325,000
Proceeds from convertible notes with related parties	500,000	325,000	89,380
Proceeds from related party advances		89,380	(5,000)
Payments on insurance finance contract	(34,752)	(33,013)	(44,908)	(30,745)
Net cash provided by financing activities	3,534,032	1,193,902	1,792,007	5,172,470
Net increase in cash and cash equivalents	445,806	(1,726,670)	(1,872,782)	1,331,180
Cash and cash equivalents - beginning	84,194	1,956,976	1,956,976
Cash and cash equivalents - ending	530,000	230,306	84,194	1,956,976
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	836	1,601	2,843	43,548
Cash paid for income taxes
Supplementary Disclosure of Non-cash Investing and Financing Activities:
Financing of prepaid insurance contracts	47,471	43,931	43,931	32,837
Line of credit and accrued interest exchanged for convertible debt				1,536,810
Accrued interest financed with convertible note			74,874
Beneficial conversion feature of convertible notes	195,770	84,562	347,398
Prepaid option and stock-based consulting				65,500
Conversion of notes for common stock	459,067			1,000,000
Note issued for accrual interest		74,874
Common stock issued for interest	$ 73,579